Other Expenses, Net - Summary of Other Expenses, Net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance (costs) income
Accretion on lease liabilities	$ (7,697)	$ (7,921)
Change in fair value of investment at FVTPL	(575)	(3,317)
Financial guarantee liability recovery	48	139
Other finance recoveries (costs)	300	(1,120)
Interest income	763	857
Total finance costs	(7,161)	(11,362)
Change in fair value of derivative warrants	4,374	6,602
Bargain purchase gain	5,456	0
Transaction costs	(3,884)	(3,718)
Foreign exchange loss	(583)	(367)
Other Expenses, Net	$ (1,798)	$ (8,845)